SEGMENTED REPORTING	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
SEGMENTED REPORTING [Text Block]

10. Segmented Reporting

The Company has one operating segment: the acquisition, exploration and development of precious metal projects located in the Congo. The operations of the Company are located in two geographic locations, Canada and the Congo. Geographic segmentation of non-current assets is as follows:

December 31, 2024
	Property, plant and equipment	Exploration and evaluation
Congo	$852,907	$15,931,144
Canada	$96,523	-
	$949,430	$15,931,144

December 31, 2023
	Property, plant and equipment	Exploration and evaluation	Exploration and evaluation Asset Held for Sale - Ngayu
Congo	$1,042,395	$11,562,701	$10,000,000
Canada	$179,517	-	-
	$1,221,912	$11,562,701	$10,000,000